Financial instruments and risk management - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - SOFR - Interest rate risk - Derivative swaps
R$ in Thousands
Sep. 30, 2026 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (154,070)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(301,271)
Probable (base value)
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ 1,812,582